Income Taxes	6 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Income Taxes

11. Income Taxes

Cayman Islands and British Virgin Islands

Pursuant to the current rules and regulations, the Cayman Islands and British Virgin Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the Cayman Islands or British Virgin Islands.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income.

On 21 March 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on 28 March 2018 and was gazetted on the following day. Under the two-tiered profits tax rates regime, the first HK$2 million of estimated assessable profits of the qualifying group entity will be taxed at 8.25%, and estimated assessable profits above HK$2 million will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

The components of the income tax expense (benefit) are as follows:

	For the six months ended September 30,
	2025	2024
	USD	USD
	(unaudited)	(unaudited)
Current
Cayman Islands	-	-
British Virgin Islands	-	-
Hong Kong	16,241	123,722

Deferred
Cayman Islands		-
British Virgin Islands		-
Hong Kong	(10,852)	(432)
Total	5,389	123,290

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Deferred tax assets
Right-of-use assets – finance lease	836	984
Provision for allowance of credit losses	22,845	11,845
	23,681	12,829

	For the six months ended September 30,
	2025	2024
	USD	USD
	(unaudited)	(unaudited)
Profit before income taxes	152,169	867,030
Hong Kong Profits Tax rate	8.25%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	12,554	143,060

Reconciling items:
Tax effect of income that is not taxable*	(1,769)	(252)
Tax effect of expense that is not deductible@	61	1,636
Effect of two-tier tax rate	(5,457)	(21,154)
Statutory tax deduction#	-	-
Income tax expense	5,389	123,290

*	Income that is not taxable mainly consisted of the government subsidies which are non-taxable under Hong Kong income tax law.

@	Expense that is not deductible mainly consisted of donations made to the organization which is not tax-exempt charities under section 88 of Hong Kong income tax law.

#	It represents a reduction granted by the Hong Kong SAR Government of 100% of the tax payable subject to a maximum reduction of HK$1,500 for each business.